Loans and other financial assets at amortized cost - Details of loans and other financial assets at amortized cost (Details) $ in Thousands, ₩ in Millions	Dec. 31, 2023 KRW (₩)		Dec. 31, 2023 USD ($)	Dec. 31, 2022 KRW (₩)
Disclosure of loans and other financial assets at amortised cost and loans and receivables [Abstract]
Due from banks	₩ 1,950,573			₩ 2,994,672
Loans	358,577,179			343,918,560
Other financial assets	12,620,396			8,847,497
Total	₩ 373,148,148	[1]	$ 289,038,070	₩ 355,760,729	[1]

[1]	Cash and cash equivalents are not included.